Investment in Affiliate Companies - Summarized Financial Information of the Affiliate Companies (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue	$ 81,898	$ 69,185	$ 147,310	$ 128,339
Direct vessel expenses	(22,039)	(18,605)	(39,825)	(35,530)
Net income	17,018	47,278	31,891	42,150
Navios Partners [Member]
Revenue	346,938	280,661	656,460	517,278
Time charter and voyage expenses	(41,956)	(21,718)	(81,719)	(38,861)
Direct vessel expenses	(17,764)	(12,920)	(32,204)	(24,113)
Vessel operating expenses	(82,550)	(73,989)	(165,766)	(147,161)
Net income	$ 112,308	$ 118,160	$ 211,473	$ 203,825